Tax Status (Details Narrative)	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Determination Letter, Date	Jun. 30, 2020